Derivatives Instruments (Notional Volumes of Foreign Exchange Swaps and Forward Contracts Related to Commodity Contracts) (Details) - Foreign Exchange Swaps and Forward Contracts $ in Millions	Dec. 31, 2021 USD ($)
2022
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle	$ 170
Weighted average rate	0.013047
% of USD requirements	0.65%
2023-2024
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle	$ 150
Weighted average rate	0.012413
% of USD requirements	0.29%